         AMBAC TREASURERS TRUST


         U.S. TREASURY MONEY MARKET FUND
         U.S. GOVERNMENT MONEY MARKET FUND




         SEMI ANNUAL REPORT


         FOR THE SIX MONTHS ENDED APRIL 30, 1997

                                    TRUSTEES
                                  AND OFFICERS
                            William T. Sullivan, Jr.
                       Chairman of the Board of Trustees
                                 and President

                               Russell E. Galipo
                                    Trustee

                                Donald W. Green
                                    Trustee

                               Eugene J. McDonald
                                    Trustee

                               C. Roderick O'Neil
                                    Trustee

                                  Brian Clark
                    Treasurer & Principal Accounting Officer

                                  Richard Rose
                              Assistant Treasurer

                                Richard B. Gross
                                   Secretary

                                  Anne G. Gill
                              Assistant Secretary

                                 Gail A. Hanson
                              Assistant Secretary

                                Therese M. Hogan
                              Assistant Secretary

                               INVESTMENT ADVISER
                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                        ADMINISTRATOR AND TRANSFER AGENT
                    First Data Investor Services Group, Inc.
                               One Exchange Place
                          Boston, Massachusetts 02109

                                  DISTRIBUTOR
                         First Data Distributors, Inc.
                              4400 Computer Drive
                        Westborough, Massachusetts 01581

                                   CUSTODIAN
                             Bankers Trust Company
                               130 Liberty Street
                            New York, New York 10006

                         INDEPENDENT PUBLIC ACCOUNTANTS
                             KPMG Peat Marwick LLP
                                 99 High Street
                          Boston, Massachusetts 02110

                                 LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                            New York, New York 10022

LETTER TO SHAREHOLDERS

Dear Shareholder:

We are pleased to provide you with the semi-annual report for the AMBAC Treasurers Trust Funds for the six month period ended April 30, 1997.

The AMBAC Treasurers Trust family of funds currently manages in excess of $130 million. Our assets under management have grown approximately 30% since October of last year. The substantial growth in our funds is due in large part to extensive marketing efforts and legislative changes regarding the investment of public funds in money market mutual funds.

Over the past six months, the economy's show of strength outpaced the financial market's expectations. However, the recent cooling of demand has calmed the inflation fears that clouded the first quarter. The markets now realize that, while unemployment is down to historically low levels, inflation remains benign and the economy is not growing at an unsustainable pace. The Federal Reserve
(Fed) raised interest rates at its March FOMC meeting by 25 basis points. Since that meeting, economic data has pointed to a slowing in the Gross Domestic Product (GDP) allowing the Fed to maintain a steady monetary policy. In light of these factors, the funds have shifted from a defensive posture to a more neutral posture with a weighted average maturity (WAM) of 35 - 45 days.

Thank you for your interest in the AMBAC Treasurers Trust Funds. As you know from my recent letter, we are implementing a number of changes to enable us to offer you more complete cash management services. We are committed to understanding the needs of the investor and to providing the means to address those needs. Should you have any questions or suggestions regarding the AMBAC Treasurers Trust Funds, please do not hesitate to contact your fund representative or me at 1-(800) 311-2622 or 1-(800) 221-4524, respectively.

Sincerely,




William T. Sullivan, Jr.
Chairman of the Board of Trustees
and President

June 24, 1997

U. S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)

                  ANNUALIZED
                   YIELD ON
PRINCIPAL           DATE OF   MATURITY                            VALUE
 AMOUNT            PURCHASE     DATE                             (NOTE 2)
---------         ----------  --------                         -----------
U.S. GOVERNMENT OBLIGATION - 56.69%

                  U.S. TREASURY BILL - 56.69%
$14,100,000       5.06%, 06/26/97 ..........................   $13,990,114
                                                               -----------

                  TOTAL U.S. GOVERNMENT OBLIGATION
                  (Cost $13,990,114) .......................    13,990,114
                                                               -----------

REPURCHASE AGREEMENTS - 43.72%

  3,579,000       BZW Securities, Inc.-Tri Party
                  5.40%, Due 05/01/97, Dated 04/30/97
                  Repurchase Price $3,579,537
                  (Collateralized by $3,627,000
                  U.S. Treasury Note, 6.13%
                  Due 03/31/98
                  Market Value $3,651,520) .................     3,579,000

  1,200,000       Dresdner Securities, Inc. (New York)
                  5.35%, Due 05/01/97, Dated 04/30/97
                  Repurchase Price $1,200,178
                  (Collateralized by $1,221,000
                  U.S. Treasury Note, 5.25%
                  Due 07/31/98
                  Market Value $1,224,359) .................     1,200,000

  1,200,000       HSBC Holdings Plc.,
                  5.38%, Due 05/01/97, Dated 04/30/97
                  Repurchase Price $1,200,179
                  (Collateralized by $1,210,000
                  U.S. Treasury Note, 6.25%
                  Due 06/30/98
                  Market Value $1,237,905) .................     1,200,000

  1,212,000       JP Morgan Securities, Inc.-Tri Party
                  5.40%, Due 05/01/97, Dated 04/30/97
                  Repurchase Price $1,212,182
                  (Collateralized by $927,000
                  U.S. Treasury Bill
                  Due 05/03/97;
                  and by $304,000
                  U.S. Treasury Note, 6.38%
                  Due 06/30/97
                  Market Value $1,236,985) .................     1,212,000

                  $2,400,000 Morgan Stanley Group Inc.-Tri
                  Party 5.49%, Due 05/01/97, Dated 04/30/97
                  Repurchase Price $2,400,366
                  (Collateralized by $4,125,000
                  Government National Mortgage Association,
                  6.00% Due 05/20/20
                  Market Value $2,492,063) .................   $ 2,400,000

  1,200,000       Sanwa Bank,
                  5.40%, Due 05/01/97, Dated 04/30/97
                  Repurchase Price $1,200,180
                  (Collateralized by $1,217,000
                  U.S. Treasury Note, 6.50%
                  Due 08/31/01
                  Market Value $1,227,649) .................     1,200,000
                                                               -----------

                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $10,791,000) .......................    10,791,000
                                                               -----------

TOTAL INVESTMENTS - 100.41%
(Cost $24,781,114)* ........................................    24,781,114
                                                               -----------

NET OTHER ASSETS AND LIABILITIES - (0.41)% .................      (100,764)
                                                               -----------

NET ASSETS - 100.00% .......................................   $24,680,350
                                                               ===========

--------------------------------------------------------------------------
*  Also aggregate cost for Federal income tax purposes.

U. S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1997(UNAUDITED)


                  ANNUALIZED
                   YIELD ON
PRINCIPAL           DATE OF   MATURITY                            VALUE
 AMOUNT            PURCHASE     DATE                             (NOTE 2)
---------         ----------  --------                         -----------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 62.86%

                  FEDERAL HOME LOAN MORTGAGE CORP.
                  DISCOUNT NOTES - 20.09%
$   200,000       5.39%, 05/02/97 ..........................   $   199,971
 10,000,000       5.52%, 06/12/97 ..........................     9,937,000
  1,190,000       5.64%, 06/26/97 ..........................     1,179,819
  1,430,000       5.49%, 06/27/97 ..........................     1,417,570
  4,000,000       5.66%, 07/01/97 ..........................     3,962,654
                                                               -----------
                                                                16,697,014
                                                               -----------

                  FEDERAL HOME LOAN BANK
                  DISCOUNT NOTES - 16.39%
  3,365,000       5.43%, 05/06/97 ..........................     3,362,500
  3,380,000       5.44%, 06/12/97 ..........................     3,359,140
  2,525,000       5.56%, 06/20/97 ..........................     2,505,922
  2,850,000       5.67%, 07/18/97 ..........................     2,816,099
    200,000       5.84%, 09/18/97 ..........................       195,629
  1,000,000       5.83%, 10/09/97 ..........................       975,000
    425,000       5.54%, 10/30/97. .........................       413,720
                                                               -----------
                                                                13,628,010
                                                               -----------

                  STUDENT LOAN MARKETING ASSOCIATION
                  DISCOUNT NOTE - 1.93%
  1,615,000       5.63%, 06/30/97 ..........................     1,600,223
                                                               -----------

                  FEDERAL NATIONAL MORTGAGE ASSOCIATION
                  DISCOUNT NOTES - 24.45%
  3,245,000       5.64%, 06/06/97 ..........................     3,227,152
  4,955,000       5.84%, 06/24/97 ..........................     4,914,493
  2,400,000       5.68%, 07/15/97 ..........................     2,372,400
  4,000,000       5.70%, 08/18/97 ..........................     3,933,026
  4,000,000       5.74%, 09/05/97 ..........................     3,922,106
  2,000,000       5.78%, 09/11/97 ..........................     1,958,918
                                                               -----------
                                                                20,328,095
                                                               -----------

                  TOTAL U.S. GOVERNMENT
                  AND AGENCY OBLIGATIONS
                  (Cost $52,253,342) .......................    52,253,342
                                                               -----------

REPURCHASE AGREEMENTS - 37.18%

  4,000,000       BZW Securities, Inc.-Tri Party
                  5.46%, Due 05/01/97, Dated 04/30/97
                  Repurchase Price $4,000,607
                  (Collateralized by $4,000,000
                  Federal National Mortgage
                  Association Note, 7.85%
                  Due 09/10/04
                  Market Value $4,083,908) .................     4,000,000

                  ANNUALIZED
                   YIELD ON
PRINCIPAL           DATE OF   MATURITY                            VALUE
 AMOUNT            PURCHASE     DATE                             (NOTE 2)
---------         ----------  --------                         -----------
$ 3,913,000       JP Morgan Securities, Inc.-Tri Party
                  5.41%, Due 05/01/97, Dated 04/30/97
                  Repurchase Price $3,913,588
                  (Collateralized by $4,061,000
                  Student Loan Marketing Association, 5.88%
                  Due 02/06/01
                  Market Value $3,992,002) ................... $ 3,913,000

 11,500,000       NationsBanc Capital Markets, Inc.-Tri Party
                  5.50%, Due 05/01/97, Dated 04/30/97
                  Repurchase Price $11,501,756
                  (Collateralized by $12,500,000
                  Federal Home Loan Bank Discount Note,
                  Due 04/17/98
                  Market Value $11,808,222) ..................  11,500,000

  7,500,000       Morgan Stanley Group Inc.-Tri Party
                  5.49%, Due 05/01/97, Dated 04/30/97
                  Repurchase Price $7,501,144
                  (Collateralized by $8,650,000
                  Government National Mortgage Association,
                  7.00% Due 01/01/00
                  Market Value $7,704,349) ...................   7,500,000

  4,000,000       Sanwa Bank,
                  5.40%, Due 05/01/97, Dated 04/30/97
                  Repurchase Price $4,000,600
                  (Collateralized by $3,769,000
                  U.S. Treasury Note, 8.75%
                  Due 08/15/00
                  Market Value $4,086,700) ...................   4,000,000
                                                               -----------

                  TOTAL REPURCHASE AGREEMENTS
                  (Cost $30,913,000) .........................  30,913,000
                                                               -----------

TOTAL INVESTMENTS - 100.04%
(Cost $83,166,342)* ..........................................  83,166,342
                                                               -----------

NET OTHER ASSETS AND LIABILITIES - (0.04)% ...................     (36,459)
                                                               -----------

NET ASSETS - 100.00% ......................................... $83,129,883
                                                               -----------

--------------------------------------------------------------------------------
* Also aggregate cost for Federal income tax purposes.

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)

                                                                         U. S. TREASURY          U. S. GOVERNMENT
                                                                       MONEY MARKET FUND         MONEY MARKET FUND
                                                                       -----------------         -----------------
ASSETS:
    Investments (Note 2):
        Investments at value ........................................     $ 13,990,114              $ 52,253,342

        Repurchase agreements .......................................       10,791,000                30,913,000
                                                                          ------------              ------------

            Total investments at value ..............................       24,781,114                83,166,342
Cash ................................................................               95                       395
Interest receivable .................................................            3,818                    11,536
Organizational costs, net (Note 2) ..................................           21,479                    21,479
Receivable from investment adviser ..................................           11,409                    17,335
                                                                          ------------              ------------
        Total Assets ................................................     $ 24,817,915              $ 83,217,087
                                                                          ============              ============

LIABILITIES:
    Dividends payable ...............................................           97,098                    13,073
    Payable to FDISG (Note 3) .......................................           13,727                    19,773
    Trustees' fees and expenses payable (Note 3) ....................            2,667                     2,667
    Accrued expenses and other payables .............................           24,073                    51,691
                                                                          ------------              ------------
        Total Liabilities ...........................................          137,565                    87,204
                                                                          ------------              ------------
NET ASSETS ..........................................................     $ 24,680,350              $ 83,129,883
                                                                          ============              ============

NET ASSETS CONSIST OF:
    Par value (Note 5) ..............................................     $     24,681              $     83,131
    Paid-in capital in excess of par value ..........................       24,656,124                83,047,853
    Accumulated net realized loss on investments sold ...............             (455)                   (1,101)
                                                                          ------------              ------------
TOTAL NET ASSETS ....................................................     $ 24,680,350              $ 83,129,883

SHARES OF BENEFICIAL INTEREST OUTSTANDING ...........................       24,680,805                83,130,984
NET ASSET VALUE,
        Offering and redemption price per share
        (Net Assets / Shares Outstanding) ...........................     $       1.00              $       1.00
                                                                          ============              ============

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED
APRIL 30, 1997 (UNAUDITED)


                                                                         U. S. TREASURY         U. S. GOVERNMENT
                                                                       MONEY MARKET FUND        MONEY MARKET FUND
                                                                       -----------------        -----------------
INVESTMENT INCOME:
    Interest (Note 2) ..............................................      $   653,431              $ 2,003,886
                                                                          -----------              -----------

EXPENSES:
    Investment advisory fees (Note 3) ..............................           18,477                   55,523
    Administration fees (Note 3) ...................................           16,234                   45,772
    Custodian fees .................................................               --                   11,767
    Fund accounting fees (Note 3) ..................................           16,763                   23,230
    Legal fees .....................................................            3,055                   19,693
    Audit fees .....................................................           13,050                   13,050
    Transfer agent fees (Note 3) ...................................           31,709                   31,709
    Trustees' fees and expenses (Note 3) ...........................           10,955                   12,646
    Amortization of organization costs (Note 2) ....................            2,675                    2,675
    Registration fees ..............................................               --                   12,270
    Miscellaneous ..................................................            9,389                    7,653
                                                                          -----------              -----------
        Total Expenses .............................................          122,307                  235,988
        Less: Expense reimbursement/waiver (Note 4) ................          (87,819)                (161,957)
                                                                          -----------              -----------
        Total Expenses net of reimbursement/waiver .................           34,488                   74,031
                                                                          -----------              -----------
NET INVESTMENT INCOME ..............................................          618,943                1,929,855
                                                                          -----------              -----------

NET REALIZED LOSS ON INVESTMENTS SOLD (Note 2) .....................             (455)                  (1,101)
                                                                          -----------              -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............      $   618,488              $ 1,928,754
                                                                          ===========              ===========

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 U. S. TREASURY                          U. S. GOVERNMENT
                                                               MONEY MARKET FUND                        MONEY MARKET FUND
                                                    ---------------------------------------  ---------------------------------------
                                                     FOR THE SIX MONTHS    FOR THE PERIOD     FOR THE SIX MONTHS    FOR THE PERIOD
                                                    ENDED APRIL 30, 1997       ENDED         ENDED APRIL 30, 1997        ENDED
                                                         (UNAUDITED)      OCTOBER 31, 1996*       (UNAUDITED)      OCTOBER 31, 1996*
                                                    --------------------  -----------------  --------------------  -----------------

NET ASSETS AT BEGINNING OF PERIOD ..................    $26,204,134          $        --         $ 70,880,667         $         --
                                                        -----------          -----------         ------------         ------------

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
    Net investment income ..........................        618,943              668,024            1,929,855            1,669,733
    Net realized gain/(loss) on investments sold ...           (455)                 562               (1,101)                 707
                                                        -----------          -----------         ------------         ------------
        Net increase in net assets resulting from
          operations ...............................        618,488              668,586            1,928,754            1,670,440
                                                        -----------          -----------         ------------         ------------

DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income ..........................       (618,943)            (668,024)          (1,929,855)          (1,669,733)
    Net realized loss on investments ...............           (562)                  --                 (707)                  --
                                                        -----------          -----------         ------------         ------------
        Total dividends ............................       (619,505)            (668,024)          (1,930,562)          (1,669,733)
                                                        -----------          -----------         ------------         ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares ..............        200,000           26,133,335           59,951,053          112,569,709
    Issued to shareholders in reinvestment of
      dividends ....................................         42,029               91,825            1,441,627            1,022,381
    Cost of shares repurchased .....................     (1,764,796)             (21,588)         (49,141,656)         (42,712,130)
                                                        -----------          -----------         ------------         ------------

        Net increase/(decrease) from share
          transactions .............................     (1,522,767)          26,203,572           12,251,024           70,879,960
                                                        -----------          -----------         ------------         ------------

            Net increase/(decrease) in net assets ..     (1,523,784)          26,204,134           12,249,216           70,880,667
                                                        -----------          -----------         ------------         ------------

NET ASSETS AT END OF PERIOD ........................    $24,680,350          $26,204,134         $ 83,129,883         $ 70,880,667
                                                        ===========          ===========         ============         ============

OTHER INFORMATION:
SHARE TRANSACTIONS:
    Sold ...........................................        200,000           26,133,335           59,951,053          112,569,709
    Issued to shareholders in reinvestment of
      dividends ....................................         42,029               91,825            1,441,627            1,022,381
    Shares repurchased .............................     (1,764,796)             (21,588)         (49,141,656)         (42,712,130)
                                                        -----------          -----------         ------------         ------------
        Net increase/(decrease) in shares
          outstanding ..............................     (1,522,767)          26,203,572           12,251,024           70,879,960
                                                        ===========          ===========         ============         ============

------------------------------------
*  The Funds commenced investment operations on April 24, 1996.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                 U. S. TREASURY                          U. S. GOVERNMENT
                                                               MONEY MARKET FUND                        MONEY MARKET FUND
                                                      --------------------------------------  --------------------------------------
                                                      SIX MONTHS ENDED         PERIOD         SIX MONTHS ENDED         PERIOD
                                                       APRIL 30, 1997           ENDED          APRIL 30, 1997          ENDED
                                                         (UNAUDITED)     OCTOBER 31, 1996(1)     (UNAUDITED)     OCTOBER 31, 1996(1)
                                                      ----------------   -------------------  ----------------   -------------------


Net Asset Value, beginning of period ................     $ 1.000              $ 1.000             $ 1.000             $ 1.000
                                                          -------              -------             -------             -------

Income from investment operations:
    Net investment income(2) ........................       0.025                0.026               0.026               0.027
                                                          -------              -------             -------             -------
Less Dividends:
    Dividends from net investment income ............      (0.025)              (0.026)             (0.026)             (0.027)
                                                          -------              -------             -------             -------

Net increase in net asset value .....................          --                   --                  --                  --
                                                          -------              -------             -------             -------
Net Asset Value, end of period ......................     $ 1.000              $ 1.000             $ 1.000             $ 1.000
                                                          =======              =======             =======             =======

Total Return ........................................        2.54%                2.63%*              2.60%               2.72%*

Ratios/Supplemental Data:
Net Assets, end of period (000s) ....................     $24,680              $26,204             $83,130             $70,881
Ratios to average net assets:
    Net investment income
        including reimbursement/waiver ..............        5.02%**              4.99%**             5.21%**             5.18%**
    Operating expenses including reimbursement/
        waiver ......................................        0.28%**              0.27%**             0.20%**             0.20%**
    Operating expenses excluding reimbursement/
        waiver ......................................        0.99%**              1.18%**             0.64%**             0.75%**

--------------------------------------------------
    *    Not Annualized
    **   Annualized
    (1)  The Funds commenced investment operations on April 24, 1996.
    (2) Net investment income per share before reimbursement/waiver of fees and expenses by the Investment Adviser for the six months ended April 30, 1997 and the period ended October 31, 1996 were $0.021, and $0.021, respectively, for the U.S. Treasury Money Market Fund and $0.024, and $0.024, respectively, for the U.S. Government Money Market Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

   AMBAC Treasurers Trust (the "Trust") was organized on June 27, 1995, as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. Cadre Financial Services, Inc., formerly known as AMBAC Investment Management, Inc., (the "Adviser"), a wholly-owned subsidiary of AMBAC Capital Corporation, which in turn, is a wholly-owned subsidiary of AMBAC Inc., serves as the Trust's investment adviser. As of the date of this report, the Trust offered two managed diversified investment portfolios. The accompanying financial statements and financial highlights are those of the AMBAC U.S. Treasury Money Market Fund and AMBAC U.S. Government Money Market Fund (each, a "Fund," and collectively, the "Funds"). The Funds commenced investment operations on April 24, 1996. Prior to April 24, 1996, the only business conducted by the Funds was the issuance of 33,335 shares of each Fund in connection with the registration of the Trust. A third Fund of the Trust, AMBAC Short-Term U.S. Government Income Fund, has not yet commenced operations.

2.  SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

   PORTFOLIO VALUATION: Securities owned by the Funds are valued utilizing the amortized cost valuation method permitted by Rule 2a-7 under the "1940 Act." This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

   SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis.

   DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared and accrued daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually.

   Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

   FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income tax provision is required.

   REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost. Each Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the Trust's Custodian (or sub-custodian) in a manner that is intended to enable the Fund to realize the value of the securities in the event of a counterparty default. The Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

   EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on the average net assets of each Fund.

   ORGANIZATION COSTS: Each Fund bears certain costs in connection with its organization, including the fees and expenses of registering and qualifying its initial shares for distribution under Federal and state securities laws. All such costs are amortized using the straight-line method over a period of five years beginning with each Fund's commencement of operations. In the event that any of the initial shares of a Fund purchased by the Adviser are redeemed by any holder thereof during the period of amortization of organization costs, the redemption proceeds will be reduced by the pro-rata amount of unamortized organization costs based on the number of initial shares being redeemed to the number of initial shares outstanding at the time of the redemption. These costs were paid by the Adviser and will be reimbursed by the respective Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND OTHER FEES

   The Trust and the Adviser are parties to an investment advisory agreement under which the Adviser provides services for a fee, computed daily and paid monthly, at the annual rates of 0.15% of the average daily net assets with respect to AMBAC U.S. Treasury Money Market Fund and AMBAC U.S. Government Money Market Fund. The Adviser has voluntarily agreed to waive its fee or reimburse expenses of the Funds to the extent necessary to assure that the ordinary operating expenses do not exceed 0.28% and 0.20% of the average daily net assets of the AMBAC U.S. Treasury Money Market Fund and AMBAC U.S. Government Money Market Fund, respectively. The Adviser reserves the right to modify or terminate at any time its agreements to waive fees and reimburse expenses.

   On December 31, 1996, the Adviser changed its name from AMBAC Investment Management, Inc. to Cadre Financial Services, Inc.

   The Trust and First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which FDISG (the "Administrator") provides services for a monthly fee calculated at an annual rate of 0.05% of the Trust's average daily net assets on the first $500 million of net assets of the Trust, 0.04% on the next $500 million of net assets of the Trust and 0.03% on net assets of the Trust in excess of $1 billion, subject to a minimum monthly fee paid by the Trust to the Administrator of $10,000. FDISG also provides certain fund accounting services for which it is paid a monthly fee by each Fund of $3,000 if the average monthly net assets of a Fund are $50 million or less, $4,000 if a Fund's average monthly net assets are between $50 million and $200 million, or $5,000 if a Fund's average monthly net assets exceed $200 million. In addition, FDISG also provides transfer agency services pursuant to certain fee arrangements.

   First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of FDISG and an indirect wholly-owned subsidiary of First Data Corporation, acts as the exclusive distributor of the Trust's shares.

   Certain officers of the Trust may be officers of the Adviser, Administrator and/or Distributor or their affiliates. Such persons receive no compensation from the Trust for serving in their respective roles. Trustees who are not employees of the Adviser, Administrator and/or Distributor or their affiliated companies, are each paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. Members of the Audit Committee, of which each of the Independent Trustees is a member, receive an attendance fee of $750 for each Audit Committee meeting they attend. The Chairman of the Audit Committee receives an additional $1,000 annual fee. Officers of the Trust receive no compensation from the Trust.

4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

   The Adviser voluntarily agreed to waive a portion of its fees and to reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The Adviser, at its discretion, may revise or discontinue the voluntary fee waivers and expense reimbursements. For the six months ended April 30, 1997, the Adviser waived fees and reimbursed expenses with respect to the Funds in the following amounts:

                                                       EXPENSES
FUND                             FEES WAIVED          REIMBURSED
----                             -----------          ----------

AMBAC U.S. Treasury
    Money Market Fund              $18,477             $ 69,342
AMBAC U.S. Government
    Money Market Fund               55,523              106,434

5. SHARES OF BENEFICIAL INTEREST

   The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001.

6. SUBSEQUENT EVENTS

   Effective July 1, 1997, AMBAC Treasurers Trust will change its name to "Cadre Institutional Investors Trust" and AMBAC U.S. Government Money Market Fund will be renamed "Liquid Asset Fund." AMBAC U.S. Treasury Money Market Fund will cease operations as of the close of business on June 30, 1997, and all outstanding shares will be redeemed.

Cadre Securities, Inc. will become distributor of the Liquid Asset Fund effective July 1, 1997, and also effective that date, Cadre Financial Services, Inc., the Fund's investment adviser, has agreed to waive its fees or absorb expenses to the extent necessary to assure that the ordinary operating expenses of the Fund do not exceed .45% of the Fund's average daily net assets.

7. RESULTS OF A SPECIAL MEETING OF SHAREHOLDERS

   On February 26, 1997, the Trust held a Special Meeting of Shareholders. At the meeting, the following matters were approved:

Proposal No. 1

The election of five (5) Trustees of the Trust:
                                   For            Abstained
                              -------------       ---------
Stephen Attanasio             62,810,048.86           0
Russell E. Galipo             62,810,048.86           0
Donald W. Green               62,810,048.86           0
Eugene J. McDonald            62,810,048.86           0
C. Roderick O'Neil            62,810,048.86           0

Proposal No. 2

To ratify the selection of KPMG Peat Marwick LLP as the independent public accountants of the Trust for the year ending October 31, 1997:

              For             Against             Abstained
         -------------        -------             ---------
         62,810,048.86           0                    0